Contract Liabilities - Schedule of Contract Liabilities (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Contract Liabilities - Schedule of Contract Liabilities (Details) [Line Items]
Contract liabilities - current	$ 1,799,762	$ 2,248,983
Unearned online promotion revenue – non-current	71,320	135,209
Total	1,871,082	2,384,192
Unearned online promotion revenue - current [Member]
Contract Liabilities - Schedule of Contract Liabilities (Details) [Line Items]
Contract liabilities - current	1,581,832	2,033,096
Premium business solutions revenue related [Member]
Contract Liabilities - Schedule of Contract Liabilities (Details) [Line Items]
Contract liabilities - current	13,462
Value-Added Services revenue related [Member]
Contract Liabilities - Schedule of Contract Liabilities (Details) [Line Items]
Contract liabilities - current	7,235	92,299
Shared office rental and management revenue related [Member]
Contract Liabilities - Schedule of Contract Liabilities (Details) [Line Items]
Contract liabilities - current	122,608	123,588
Digital marketing revenue related [Member]
Contract Liabilities - Schedule of Contract Liabilities (Details) [Line Items]
Contract liabilities - current	$ 74,625